Debt securities - Credit rating analysis (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 160,305	£ 171,374
AAA
Financial investments
Debt securities		16,019	17,412
AA+ to AA-
Financial investments
Debt securities		39,403	44,400
A+ to A-
Financial investments
Debt securities		35,788	39,941
BBB+ to BBB-
Financial investments
Debt securities		37,415	37,927
Below BBB-
Financial investments
Debt securities		9,117	8,323
Other
Financial investments
Debt securities		22,563	23,371
Operating segments | Asia insurance operations | With-profits
Financial investments
Debt securities		24,923	24,432
Operating segments | Asia insurance operations | Unit-linked
Financial investments
Debt securities		3,771	3,507
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities		13,522	13,043
Operating segments | Asia insurance operations | AAA | With-profits
Financial investments
Debt securities		2,496	2,504
Operating segments | Asia insurance operations | AAA | Unit-linked
Financial investments
Debt securities		726	528
Operating segments | Asia insurance operations | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		948	990
Operating segments | Asia insurance operations | AA+ to AA- | With-profits
Financial investments
Debt securities		11,425	10,641
Operating segments | Asia insurance operations | AA+ to AA- | Unit-linked
Financial investments
Debt securities		147	103
Operating segments | Asia insurance operations | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		3,138	2,925
Operating segments | Asia insurance operations | A+ to A- | With-profits
Financial investments
Debt securities		3,983	3,846
Operating segments | Asia insurance operations | A+ to A- | Unit-linked
Financial investments
Debt securities		489	510
Operating segments | Asia insurance operations | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		3,234	3,226
Operating segments | Asia insurance operations | BBB+ to BBB- | With-profits
Financial investments
Debt securities		3,351	3,234
Operating segments | Asia insurance operations | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		1,326	1,429
Operating segments | Asia insurance operations | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		3,063	2,970
Operating segments | Asia insurance operations | Below BBB- | With-profits
Financial investments
Debt securities		1,768	1,810
Operating segments | Asia insurance operations | Below BBB- | Unit-linked
Financial investments
Debt securities		441	372
Operating segments | Asia insurance operations | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		2,040	1,879
Operating segments | Asia insurance operations | Other | With-profits
Financial investments
Debt securities		1,900	2,397
Operating segments | Asia insurance operations | Other | Unit-linked
Financial investments
Debt securities		642	565
Operating segments | Asia insurance operations | Other | Non-linked shareholder-backed
Financial investments
Debt securities		1,099	1,053
Operating segments | Asia asset management
Financial investments
Debt securities		40
Operating segments | Asia asset management | AAA
Financial investments
Debt securities		12
Operating segments | Asia asset management | A+ to A-
Financial investments
Debt securities		28
Operating segments | US
Financial investments
Debt securities		36,115	35,378
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities		36,115	35,378
Operating segments | US | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		442	368
Operating segments | US | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		6,338	6,352
Operating segments | US | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		9,439	9,578
Operating segments | US | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		13,148	12,311
Operating segments | US | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,035	1,000
Operating segments | US | Other | Non-linked shareholder-backed
Financial investments
Debt securities		5,713	5,769
Operating segments | UK and Europe
Financial investments
Debt securities		79,744	92,707
Operating segments | UK and Europe | With-profits
Financial investments
Debt securities		51,064	50,661
Operating segments | UK and Europe | Unit-linked
Financial investments
Debt securities		6,536	6,711
Operating segments | UK and Europe | Non-linked shareholder-backed
Financial investments
Debt securities		22,144	35,335
Operating segments | UK and Europe | AAA | With-profits
Financial investments
Debt securities		7,091	6,492
Operating segments | UK and Europe | AAA | Unit-linked
Financial investments
Debt securities		358	670
Operating segments | UK and Europe | AAA | Non-linked shareholder-backed
Financial investments
Debt securities		3,273	5,118
Operating segments | UK and Europe | AA+ to AA- | With-profits
Financial investments
Debt securities		8,723	9,378
Operating segments | UK and Europe | AA+ to AA- | Unit-linked
Financial investments
Debt securities		2,099	2,732
Operating segments | UK and Europe | AA+ to AA- | Non-linked shareholder-backed
Financial investments
Debt securities		6,296	11,005
Operating segments | UK and Europe | A+ to A- | With-profits
Financial investments
Debt securities		11,606	11,666
Operating segments | UK and Europe | A+ to A- | Unit-linked
Financial investments
Debt securities		1,694	1,308
Operating segments | UK and Europe | A+ to A- | Non-linked shareholder-backed
Financial investments
Debt securities		5,138	9,625
Operating segments | UK and Europe | BBB+ to BBB- | With-profits
Financial investments
Debt securities		13,544	12,856
Operating segments | UK and Europe | BBB+ to BBB- | Unit-linked
Financial investments
Debt securities		1,448	1,793
Operating segments | UK and Europe | BBB+ to BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		1,496	3,267
Operating segments | UK and Europe | Below BBB- | With-profits
Financial investments
Debt securities		2,847	2,877
Operating segments | UK and Europe | Below BBB- | Unit-linked
Financial investments
Debt securities		718	91
Operating segments | UK and Europe | Below BBB- | Non-linked shareholder-backed
Financial investments
Debt securities		223	258
Operating segments | UK and Europe | Other
Financial investments
Debt securities		13,190	13,571
Operating segments | UK and Europe | Other | With-profits
Financial investments
Debt securities		7,253	7,392
Operating segments | UK and Europe | Other | Unit-linked
Financial investments
Debt securities		219	117
Operating segments | UK and Europe | Other | Non-linked shareholder-backed
Financial investments
Debt securities		5,718	6,062
Unallocated to a segment (other operations)
Financial investments
Debt securities		2,190	2,307
Unallocated to a segment (other operations) | AAA
Financial investments
Debt securities		673	742
Unallocated to a segment (other operations) | AA+ to AA-
Financial investments
Debt securities		1,237	1,264
Unallocated to a segment (other operations) | A+ to A-
Financial investments
Debt securities		177	182
Unallocated to a segment (other operations) | BBB+ to BBB-
Financial investments
Debt securities		39	67
Unallocated to a segment (other operations) | Below BBB-
Financial investments
Debt securities		45	36
Unallocated to a segment (other operations) | Other
Financial investments
Debt securities		£ 19	£ 16

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).